Transactions with Related Parties, Summary of Aggregate Loan Transactions with Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Transactions with Related Parties [Abstract]
Balance, beginning	$ 2,954,100	$ 4,060,425
New loans	698,101	684,223
Repayments	(868,652)	(1,790,548)
Balance, ending	$ 2,783,549	$ 2,954,100